Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 914,749,000	$ 218,403,000
Accounts receivable	454,759,000	551,269,000
Accounts receivable - affiliate	3,438,000	3,223,000
Inventories	1,174,272,000	1,102,261,000
Prepaid expense and other current assets	33,701,000	32,157,000
Total current assets	2,580,919,000	1,907,313,000
Property, plant and equipment, net	2,211,090,000	1,806,060,000
Deferred charges and other assets, net	290,713,000	300,389,000
Total assets	5,082,722,000	4,013,762,000
Current liabilities:
Accounts payable	314,843,000	335,182,000
Accounts payable - affiliate	23,949,000	11,630,000
Accrued expenses	1,117,435,000	1,129,970,000
Current portion of long-term debt	0	0
Deferred revenue	4,043,000	1,227,000
Total current liabilities	1,460,270,000	1,478,009,000
Delaware Economic Development Authority loan	4,000,000	8,000,000
Long-term debt	1,236,720,000	712,221,000
Intercompany notes payable	470,047,000	122,264,000
Deferred tax liabilities	20,577,000	0
Other long-term liabilities	69,824,000	62,752,000
Total liabilities	3,261,438,000	2,383,246,000
Commitments and contingencies (Note 13)
Equity:
Member's equity	1,479,175,000	1,144,100,000
Retained earnings	349,654,000	513,292,000
Accumulated other comprehensive loss	(24,770,000)	(26,876,000)
Total PBF Holding Company LLC equity	1,804,059,000	1,630,516,000
Noncontrolling interest	17,225,000	0
Total equity	1,821,284,000	1,630,516,000
Total liabilities and equity	5,082,722,000	4,013,762,000
Accounts receivable - affiliate	3,438,000	3,223,000
Investment in equity method investee	0
Accounts payable	23,949,000	$ 11,630,000
Deferred tax liabilities	$ 0